Discontinued Operations (Details) - Schedule of discontinued operations income statement - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations (Details) - Schedule of discontinued operations income statement [Line Items]
Revenue		$ 1,742	$ 40	$ 5,522
Total operating costs and expenses		764	907	2,436
(Loss) income from discontinued operations		978	(867)	3,086
Other expense, net		3	(80)	4
Income tax benefit (expense)		(248)	1,118	(248)
Net income from discontinued operations		$ 733	$ 171	$ 2,842		$ 6,609